Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of risk management [Abstract]
Maximum exposure to credit risk

The maximum exposure to credit risk is as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Loans and receivables:
Korean treasury and government agencies	16,058,305	8,823,584
Banks	20,242,260	26,845,309
Corporates	88,985,566	90,570,551
Consumers	133,106,502	140,866,760

Sub-total	258,392,633	267,106,204

Financial assets at fair value through profit or loss (“FVTPL”):
Deposits indexed to gold prices	26,180	25,972
Debt securities held for trading	2,644,916	2,644,333
Designated at FVTPL	4,348	9,694
Derivative assets for trading	2,898,295	3,115,775

Sub-total	5,573,739	5,795,774

Available-for-sale (“AFS”) debt securities	16,541,888	13,229,244
Held-to-maturity (“HTM”) securities	13,910,251	16,749,296
Derivative assets for hedging	140,577	59,272
Off-balance sheet items:
Guarantees	14,761,784	12,859,715
Loan commitments	83,795,496	80,760,325

Sub-total	98,557,280	93,620,040

Total	393,116,368	396,559,830

Credit risk exposure by geographical areas [Table Text Block]

a) Credit risk exposure by geographical areas

The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2016
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and receivables	241,380,250	4,286,018	2,792,088	895,874	323,470	8,714,933	258,392,633
Financial assets at FVTPL	5,205,849	6,525	—	261,547	81	99,737	5,573,739
AFS debt securities	16,155,290	13,845	137,861	—	—	234,892	16,541,888
HTM securities	13,758,863	—	20,336	—	—	131,052	13,910,251
Derivative assets for hedging	74,166	—	—	66,342	—	69	140,577
Off-balance sheet items	96,245,092	737,513	103,130	80,831	23,250	1,367,464	98,557,280

Total	372,819,510	5,043,901	3,053,415	1,304,594	346,801	10,548,147	393,116,368

	December 31, 2017
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and receivables	250,678,479	4,104,912	2,823,247	1,094,988	381,890	8,022,688	267,106,204
Financial assets at FVTPL	5,551,870	2,937	—	148,955	—	92,012	5,795,774
AFS debt securities	12,407,602	52,259	151,131	—	—	618,252	13,229,244
HTM securities	16,606,692	—	63,732	—	—	78,872	16,749,296
Derivative assets for hedging	16,590	—	—	42,682	—	—	59,272
Off-balance sheet items	91,603,852	529,193	172,570	66,974	25,039	1,222,412	93,620,040

Total	376,865,085	4,689,301	3,210,680	1,353,599	406,929	10,034,236	396,559,830

(*)	Others consist of financial assets in Indonesia, Vietnam, Panama and the European countries and others.

Credit risk exposure by industries [Table Text Block]

b) Credit risk exposure by industries

The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code (Unit: Korean Won in millions):

	December 31, 2016
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and receivables	46,040,278	35,652,974	37,711,983	3,789,670	125,558,637	9,639,091	258,392,633
Financial assets at FVTPL	77,198	360,881	4,093,567	24,140	993	1,016,960	5,573,739
AFS debt securities	1,092,279	57,781	9,568,151	63,166	—	5,760,511	16,541,888
HTM securities	1,673,971	—	8,290,451	251,599	—	3,694,230	13,910,251
Derivative assets for hedging	—	—	140,577	—	—	—	140,577
Off-balance sheet items	18,423,611	26,878,320	9,927,574	4,621,971	33,603,651	5,102,153	98,557,280

Total	67,307,337	62,949,956	69,732,303	8,750,546	159,163,281	25,212,945	393,116,368

	December 31, 2017
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and receivables	47,192,641	34,502,509	38,260,051	3,574,746	133,094,287	10,481,970	267,106,204
Financial assets at FVTPL	100,766	83,239	4,640,068	15,073	1,040	955,588	5,795,774
AFS debt securities	707,737	37,719	7,331,774	153,534	—	4,998,480	13,229,244
HTM securities	1,348,754	—	10,962,149	296,214	—	4,142,179	16,749,296
Derivative assets for hedging	—	—	59,272	—	—	—	59,272
Off-balance sheet items	16,892,926	21,427,378	9,841,379	3,842,479	36,928,554	4,687,324	93,620,040

Total	66,242,824	56,050,845	71,094,693	7,882,046	170,023,881	25,265,541	396,559,830

Schedule of loan portfolio [Table Text Block]

3) Credit risk of loans and receivables

The credit exposure of loans and receivables by customer and loan classification are as follows (Unit: Korean Won in millions):

	December 31, 2016
			Corporates
	Korean treasury and government agencies	Banks	General business	Small and medium sized enterprise	Project financing and others	Sub-total	Consumers	Total
Loans and receivables neither overdue nor impaired	16,062,399	20,258,860	49,815,352	31,520,617	7,142,440	88,478,409	132,195,005	256,994,673
Loans and receivables overdue but not impaired	—	—	48,294	57,245	—	105,539	765,829	871,368
Impaired loans and receivables	—	—	1,404,568	429,955	208,372	2,042,895	510,793	2,553,688

Gross loans and receivables	16,062,399	20,258,860	51,268,214	32,007,817	7,350,812	90,626,843	133,471,627	260,419,729

Allowance for credit losses	4,094	16,600	1,156,000	424,142	61,135	1,641,277	365,125	2,027,096

Total, net	16,058,305	20,242,260	50,112,214	31,583,675	7,289,677	88,985,566	133,106,502	258,392,633

	December 31, 2017
			Corporates
	Korean treasury and government agencies	Banks	General business	Small and medium sized enterprise	Project financing and others	Sub-total	Consumers	Total
Loans and receivables neither overdue nor impaired	8,825,767	26,861,286	50,463,112	34,107,547	5,547,950	90,118,609	139,886,407	265,692,069
Loans and receivables overdue but not impaired	8	—	65,616	63,067	—	128,683	878,406	1,007,097
Impaired loans and receivables	—	—	1,402,131	251,431	46,717	1,700,279	537,001	2,237,280

Gross loans and receivables	8,825,775	26,861,286	51,930,859	34,422,045	5,594,667	91,947,571	141,301,814	268,936,446

Allowance for credit losses	2,191	15,977	1,078,733	267,162	31,125	1,377,020	435,054	1,830,242

Total, net	8,823,584	26,845,309	50,852,126	34,154,883	5,563,542	90,570,551	140,866,760	267,106,204

Analysis of credit quality of neither past due nor impaired loans and receivables using internal credit grading system [Table Text Block]

a) Credit quality of loans and receivables

The Group manages credit quality of its loans and receivables, (neither overdue nor impaired, net of allowance) through an internal rating system. Segregation of credit quality is as follows (Unit: Korean Won in millions):

	December 31, 2016
			Corporates
	Korean treasury and government agencies	Banks	General business	Small and medium sized enterprise	Project financing and others	Sub-total	Consumers	Total
Upper grade(*1)	16,058,288	20,242,260	41,461,420	18,755,963	5,337,033	65,554,416	128,374,017	230,228,981
Lower grade(*2)	17	—	7,941,871	12,550,282	1,763,658	22,255,811	3,680,920	25,936,748

Total	16,058,305	20,242,260	49,403,291	31,306,245	7,100,691	87,810,227	132,054,937	256,165,729

Value of collateral(*3)	—	358,456	18,003,674	25,493,006	3,996,162	47,492,842	111,054,910	158,906,208

	December 31, 2017
			Corporates
	Korean treasury and government agencies	Banks	General business	Small and medium sized enterprise	Project financing and others	Sub-total	Consumers	Total
Upper grade(*1)	8,823,576	26,845,309	43,613,460	23,191,627	4,623,750	71,428,837	135,893,496	242,991,218
Lower grade(*2)	—	—	6,565,274	10,767,062	898,536	18,230,872	3,835,030	22,065,902

Total	8,823,576	26,845,309	50,178,734	33,958,689	5,522,286	89,659,709	139,728,526	265,057,120

Value of collateral(*3)	1,409	483,469	19,868,185	29,600,362	2,642,674	52,111,221	114,441,637	167,037,736

(*1)	AAA~BBB for Corporates, and 1~6 level for Consumers
(*2)	BBB- ~C for Corporates, and 7~10 level for Consumers
(*3)	The value of collateral held is the recoverable amount when calculating the allowance for credit losses.

The total amount in the above table are net of allowances for credit losses, for loans and receivables neither overdue nor impaired, amounting to 828,944 million Won and 634,949 million Won as of December 31, 2016 and 2017, respectively.

Aging analysis of loans and receivables pastdue but not impaired net of allowance

b) Aging analysis of loans and receivables

Aging analysis of loans and receivables (overdue but not impaired, net of allowance) is as follows (Unit: Korean Won in millions):

	December 31, 2016
Past due	Korean treasury and government agencies	Banks	Corporates				Consumers	Total
			General business	Small & medium sized enterprise	Project financing and others	Sub-total
Less than 30 days	—	—	45,255	41,329	—	86,584	584,995	671,579
30 to 59 days	—	—	1,553	8,933	—	10,486	90,296	100,782
60 to 89 days	—	—	337	2,123	—	2,460	49,151	51,611

Total	—	—	47,145	52,385	—	99,530	724,442	823,972

Value of collateral(*)	—	—	7,021	45,304	—	52,325	546,164	598,489

	December 31, 2017
Past due	Korean treasury and government agencies	Banks	Corporates				Consumers	Total
			General business	Small & medium sized enterprise	Project financing and others	Sub-total
Less than 30 days	8	—	59,560	48,002	—	107,562	683,445	791,015
30 to 59 days	—	—	3,702	6,550	—	10,252	94,376	104,628
60 to 89 days	—	—	928	4,935	—	5,863	55,011	60,874

Total	8	—	64,190	59,487	—	123,677	832,832	956,517

Value of collateral(*)	—	—	4,619	46,513	—	51,132	619,867	670,999

(*)	The value of collateral held is the recoverable amount used when calculating allowance for credit losses.

The total amounts in the above table are net of allowances for credit losses, for loans and receivables that are overdue but not impaired, amounting to 47,396 million Won and 50,580 million Won as of December 31, 2016 and 2017, respectively.

Aging analysis of loans and receivables pastdue and impaired net of allowance

c) Impaired loans and receivables

Impaired loans and receivables, net of allowance are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Korean treasury and government agencies	Banks	Corporates				Consumers	Total
			General business	Small & medium sized enterprise	Project financing and others	Sub-total
Impaired loans	—	—	661,778	225,045	188,986	1,075,809	327,123	1,402,932
Value of collateral(*)	—	—	482,680	236,954	42,166	761,800	250,583	1,012,383

	December 31, 2017
	Korean treasury and government agencies	Banks	Corporates				Consumers	Total
			General business	Small & medium sized enterprise	Project financing and others	Sub-total
Impaired loans	—	—	609,202	136,707	41,256	787,165	305,402	1,092,567
Value of collateral(*)	—	—	562,638	141,026	20,351	724,015	227,966	951,981

(*)	The value of collateral held is the recoverable amount used when calculating allowance for credit losses.

The total amounts in the above table are net of allowances for credit losses, for impaired loans and receivables amounting to 1,150,756 million Won and 1,144,713 million Won as of December 31, 2016 and 2017, respectively.

Credit quality indicators related to securities [Table Text Block]

4) Credit risk of debt securities

The Group manages debt securities based on the credit rating. Credit soundness of debt securities on the basis of External Credit Assessment Institution (“ECAI”), Korea’s qualified external rating agency, is as follows (Unit: Korean Won in millions):

	December 31, 2016
	Financial assets at FVTPL(*)	AFS debt securities	HTM securities	Total
AAA	1,658,332	12,490,934	13,342,384	27,491,650
AA- ~ AA+	720,535	3,372,310	466,401	4,559,246
BBB- ~ A+	266,049	618,736	101,466	986,251
Below BBB-	4,348	59,908	—	64,256

Total	2,649,264	16,541,888	13,910,251	33,101,403

	December 31, 2017
	Financial assets at FVTPL(*)	AFS debt securities	HTM securities	Total
AAA	1,685,099	9,897,689	15,806,327	27,389,115
AA- ~ AA+	722,923	2,386,567	888,547	3,998,037
BBB- ~ A+	236,311	876,482	52,188	1,164,981
Below BBB-	9,694	68,506	2,234	80,434

Total	2,654,027	13,229,244	16,749,296	32,632,567

(*)	Financial assets at FVTPL comprise debt securities held for trading and financial assets designated at FVTPL.

Schedule of va r by subsidiary [Table Text Block]

a) Trading activities

The minimum, maximum and average VaR for the year ended December 31, 2016 and 2017, respectively, and the VaR as of December 31, 2016 and 2017, respectively, are as follows (Unit: Korean Won in millions):

	As of December 31, 2016	For the year ended December 31, 2016			As of December 31, 2017	For the year ended December 31, 2017
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	3,250	2,844	6,430	1,367	4,183	3,799	4,918	2,467
Stock price	4,191	3,456	5,063	2,304	909	2,863	4,419	909
Foreign currencies	4,396	4,914	7,686	3,967	4,750	5,051	6,636	4,061
Commodity price	152	113	325	21	—	31	188	—
Diversification	(5,630)	(5,355)	(10,385)	(4,034)	(4,472)	(4,621)	(6,798)	(2,067)

Total VaR(*)	6,359	5,972	9,119	3,625	5,370	7,123	9,363	5,370

(*)	VaR= Value at Risk

Net interest income and net portfolio value analysis according to interest changing scenario for assets and liabilities held by the bank [Table Text Block]

b) Non-trading activities

The NII and NPV are calculated for the assets and liabilities owned by the Bank, respectively, by using the simulation method. The scenario responding to interest rate (“IR”) changes are as follows (Unit: Korean Won in millions):

Name of scenario	December 31, 2016		December 31, 2017
	NII(*1)	NPV(*2)	NII(*1)	NPV(*2)
Base case	4,367,411	21,556,632	4,916,138	23,472,792
Base case (Prepay)	4,384,783	20,666,425	4,916,015	23,163,942
IR 100bp up	4,802,118	20,893,490	5,361,546	22,886,122
IR 100bp down	3,903,129	22,279,204	4,386,437	24,127,559
IR 200bp up	5,236,879	20,289,742	5,806,723	22,372,208
IR 200bp down	2,975,351	23,052,848	3,452,590	24,830,482
IR 300bp up	5,671,639	19,742,627	6,251,897	21,929,189
IR 300bp down	1,968,273	25,096,193	2,254,609	26,633,807

(*1)	Net Interest Income
(*2)	Net Portfolio Value

Interest earning at risk and interest value at risk based on bis framework for subsidiaries other than bank [Table Text Block]

The interest EaR and VaR are calculated based on the BIS Framework of other subsidiaries excluding the Bank are as follows (Unit: Korean Won in millions):

December 31, 2016		December 31, 2017
EaR	VaR	EaR	VaR
188,381	110,335	255,679	130,821

Cash flows of principal amounts and interests from interest bearing assets and liabilities by re-pricing date [Table Text Block]

The Group estimates and manages risks related to changes in interest rate due to the difference in the maturities of interest-bearing assets and the liabilities and discrepancies in the terms of interest rate. Cash flows of principal amounts and interests from interest bearing assets and liabilities by re-pricing date are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Within 3 months	4 to 6 months	7 to 9 months	10 to12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and receivables	148,237,350	42,032,667	8,064,502	7,757,087	55,838,192	35,245,734	297,175,532
AFS financial assets	3,165,094	2,946,992	2,854,514	2,915,226	5,029,918	713,596	17,625,340
HTM financial assets	2,770,079	1,515,213	1,246,503	1,143,170	6,853,951	892,030	14,420,946

Total	154,172,523	46,494,872	12,165,519	11,815,483	67,722,061	36,851,360	329,221,818

Liability:
Deposits due to customers	100,051,821	36,614,529	25,028,378	25,017,836	34,513,004	40,737	221,266,305
Borrowings	13,772,710	1,044,748	491,330	368,431	2,816,565	421,677	18,915,461
Debentures	2,109,235	2,077,681	860,455	1,545,943	14,613,799	4,143,773	25,350,886

Total	115,933,766	39,736,958	26,380,163	26,932,210	51,943,368	4,606,187	265,532,652

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and receivables	161,653,892	41,671,530	7,614,159	6,411,841	54,150,998	26,272,958	297,775,378
AFS financial assets	2,150,708	2,500,103	2,016,711	2,367,762	4,229,000	601,735	13,866,019
HTM financial assets	2,286,179	2,161,467	1,433,425	1,687,362	9,369,794	345,868	17,284,095

Total	166,090,779	46,333,100	11,064,295	10,466,965	67,749,792	27,220,561	328,925,492

Liability:
Deposits due to customers	106,815,564	37,750,367	25,117,556	27,585,458	37,518,878	91,246	234,879,069
Borrowings	9,865,249	1,056,579	412,966	437,431	2,709,010	479,827	14,961,062
Debentures	1,955,902	2,452,240	1,018,563	1,752,847	19,770,538	2,869,766	29,819,856

Total	118,636,715	41,259,186	26,549,085	29,775,736	59,998,426	3,440,839	279,659,987

Foreign currency risk exposure of financial instruments in foreign currency

3) Currency risk

Currency risk arises from monetary financial instruments denominated in foreign currencies other than the functional currency. Therefore, no currency risk arises from non-monetary items or financial instruments denominated in the functional currency.

Financial instruments in foreign currencies exposed to currency risk are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2016
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Won equivalent	Won equivalent
Asset:
Loans and receivables	22,868	27,635,970	108,944	1,129,539	23,194	4,018,678	1,548	1,962,856	4,382,990	39,130,033
Financial assets at FVTPL	66	79,386	57	589	—	—	30	37,562	34,124	151,661
AFS financial assets	898	1,085,108	—	—	80	13,844	—	570	144,799	1,244,321
HTM financial assets	17	20,517	—	—	—	—	—	—	143,535	164,052

Total	23,849	28,820,981	109,001	1,130,128	23,274	4,032,522	1,578	2,000,988	4,705,448	40,690,067

	December 31, 2016
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Won equivalent	Won equivalent
Liability:
Financial liabilities at FVTPL	75	90,908	253	2,621	—	—	88	111,098	115,980	320,607
Deposits due to customers	11,294	13,648,729	124,790	1,293,835	18,950	3,283,291	651	825,165	2,402,076	21,453,096
Borrowings	7,193	8,692,792	3,243	33,625	—	—	222	280,894	115,332	9,122,643
Debentures	2,931	3,541,769	—	—	700	121,282	—	—	228,720	3,891,771
Other financial liabilities	2,235	2,700,703	12,390	128,464	1,508	261,278	245	310,396	846,990	4,247,831

Total	23,728	28,674,901	140,676	1,458,545	21,158	3,665,851	1,206	1,527,553	3,709,098	39,035,948

Off-balance accounts	8,593	10,384,163	28,675	297,304	1,061	183,883	374	473,845	312,187	11,651,382

	December 31, 2017
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Won equivalent	Won equivalent
Asset:
Loans and receivables	23,000	24,642,900	126,944	1,204,843	25,224	4,127,936	1,156	1,479,351	3,937,733	35,392,763
Financial assets at FVTPL	32	34,303	25	238	—	—	27	34,583	104,892	174,016
AFS financial assets	1,966	2,105,972	—	—	319	52,259	—	590	302,801	2,461,622
HTM financial assets	111	118,868	—	—	—	—	—	—	78,175	197,043

Total	25,109	26,902,043	126,969	1,205,081	25,543	4,180,195	1,183	1,514,524	4,423,601	38,225,444

	December 31, 2017
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Foreign currency	Won equivalent	Won equivalent	Won equivalent
Liability:
Financial liabilities at FVTPL	41	43,423	79	752	—	—	19	24,878	69,977	139,030
Deposits due to customers	13,744	14,725,686	195,176	1,852,440	21,865	3,578,142	883	1,129,802	2,396,826	23,682,896
Borrowings	6,604	7,080,118	2,218	21,056	—	—	247	315,685	242,874	7,659,733
Debentures	3,467	3,714,411	—	—	700	114,555	—	—	375,749	4,204,715
Other financial liabilities	2,392	2,562,740	16,125	153,043	1,802	294,950	129	165,189	588,625	3,764,547

Total	26,248	28,126,378	213,598	2,027,291	24,367	3,987,647	1,278	1,635,554	3,674,051	39,450,921

Off-balance accounts	8,108	8,687,009	33,624	319,127	1,199	196,261	406	519,843	176,886	9,899,126

Cash flow from principal and interest payments of non derivative financial liabilities by remaining contractual maturities [Table Text Block]

a) Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	678,813	1,529	94	47	154,325	—	834,808
Deposits due to customers	136,835,315	28,685,473	19,254,108	30,875,962	6,284,092	2,732,019	224,666,969
Borrowings	9,146,895	2,355,336	876,836	1,486,710	4,711,273	420,720	18,997,770
Debentures	2,108,780	2,077,387	860,596	1,518,524	14,641,016	4,116,768	25,323,071
Other financial liabilities	14,813,948	27,544	5,480	1,433	84,792	2,751,825	17,685,022

Total	163,583,751	33,147,269	20,997,114	33,882,676	25,875,498	10,021,332	287,507,640

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	148,008,777	29,563,310	18,175,348	32,468,110	7,409,118	2,624,594	238,249,257
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	163,369,548	34,227,903	20,685,876	35,392,463	31,233,494	8,703,862	293,613,146

Cash flow from principal and interest payments of non derivative financial liabilities by estimated redemption or withdrawal [Table Text Block]

b) Cash flows of principals and interests of non-derivative financial liabilities by estimated redemption or withdrawal are as follows; (Unit: Korean Won in millions):

	December 31, 2016
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	678,813	1,529	94	47	154,325	—	834,808
Deposits due to customers	148,089,355	30,163,971	17,600,803	20,947,335	5,128,387	2,331,993	224,261,844
Borrowings	9,146,901	2,355,332	876,835	1,486,710	4,711,273	420,719	18,997,770
Debentures	2,108,780	2,077,387	860,596	1,518,524	14,641,016	4,116,768	25,323,071
Other financial liabilities	14,813,948	27,544	5,480	1,433	84,792	2,751,825	17,685,022

Total	174,837,797	34,625,763	19,343,808	23,954,049	24,719,793	9,621,305	287,102,515

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	159,146,602	31,298,562	16,667,130	21,995,294	6,487,047	2,278,756	237,873,391
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	174,507,373	35,963,155	19,177,658	24,919,647	30,311,423	8,358,024	293,237,280

Cash flow of derivative financial liabilities by maturities [Table Text Block]

The cash flow by the maturity of derivative financial liabilities as of December 31, 2016 and 2017 is as follows:

	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2016	3,009,977	—	—	208	7,013	—	3,017,198
December 31, 2017	3,150,149	—	—	381	67,373	—	3,217,903

Maturity analysis of off balance accounts [Table Text Block]

4) Maturity analysis of off-balance accounts

The Group provides guarantees on behalf of customers. A financial guarantee represents an irrevocable undertaking that the Group will meet a customer’s obligations to third parties if the customer fails to do so. Under a loan commitment, the Group agrees to make funds available to a customer in the future. Loan commitments which are usually for a specified term may be unconditionally cancellable or may persist, provided all conditions in the loan facility are satisfied or waived. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for financial guarantees, such as guarantees for debentures issued or loans, loan commitments, and other guarantees, however, under the terms of the guarantees and loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance accounts are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Guarantees	14,761,784	12,859,715
Loan commitments	83,795,496	80,760,325

Capital Ratio

(5) Capital management

The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy ratio is based on Basel III of Basel Committee on Banking Supervision and Basel III was applied from the end of December, 2013. The capital adequacy ratio is calculated by dividing required capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.

According to this regulation, the Group is required to meet the following new minimum requirements: 6.25% and 5.38% Common Equity Tier 1 capital ratio, 7.75% and 6.88% Tier 1 capital ratio and 9.75% and 8.88% total capital ratio as of December 31, 2017 and 2016, respectively. The details are as follows (Unit: Korean won in millions):

December 31, 2016
Tier 1 capital	15,714,480
Other Tier 1 capital	3,275,496
Tier 2 capital	3,910,513

Total risk-adjusted capital	22,900,489

Risk-weighted assets for credit risk	138,018,500
Risk-weighted assets for market risk	2,277,809
Risk-weighted assets for operational risk	9,431,814

Total risk-weighted assets	149,728,123

Common Equity Tier 1 ratio	10.50%
Tier 1 capital ratio	12.68%
Total capital ratio	15.29%

December 31, 2017
Tier 1 capital	16,074,987
Other Tier 1 capital	3,041,664
Tier 2 capital	3,486,555

Total risk-adjusted capital	22,603,206

Risk-weighted assets for credit risk	134,767,711
Risk-weighted assets for market risk	2,316,938
Risk-weighted assets for operational risk	9,677,559

Total risk-weighted assets	146,762,208

Common Equity Tier 1 ratio	10.95%
Tier 1 capital ratio	13.03%
Total capital ratio	15.40%